Employee Benefits (Post-Employment) - Disclosure of Changes in the Actuarial Liabilities, Fair Value of Assets and Amounts Recognized in Statement of Financial Position (Detail) - USD ($)
$ in Millions
	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 21,830	$ 21,830	$ 22,297
Remeasurement effects recognized in OCI			(1,908)
Costs incurred in the period	599	538	2,726
Contributions paid	(204)	(237)	(699)
Payments related to the Term of Financial Commitment (TFC)		(101)	(223)
Others	30	4	(6)
Cumulative translation adjustment	(115)	(3,068)	(357)
Ending balance	22,140	19,276	21,830
Current		727	844
Non-current		18,549	20,986
Petros Pension Plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	10,728	10,728	10,752
Transfer due to split of Petros plan		(10,858)
Remeasurement effects recognized in OCI			(654)
Costs incurred in the period	278		1,256
Contributions paid	(93)		(230)
Payments related to the Term of Financial Commitment (TFC)			(223)
Cumulative translation adjustment	(55)		(173)
Ending balance	10,858		10,728
Current			443
Non-current			10,285
Petros 2 Pension Plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	260	260	293
Remeasurement effects recognized in OCI			(105)
Costs incurred in the period	16	14	76
Cumulative translation adjustment	(2)	(38)	(4)
Ending balance	274	250	260
Non-current		250	260
AMS Medical Plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	10,802	10,802	11,214
Remeasurement effects recognized in OCI			(1,150)
Costs incurred in the period	303	272	1,383
Contributions paid	(111)	(122)	(467)
Cumulative translation adjustment	(56)	(1,519)	(178)
Ending balance	10,938	9,569	10,802
Current		344	401
Non-current		9,225	10,401
Other plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	40	40	38
Remeasurement effects recognized in OCI			1
Costs incurred in the period	2	2	11
Contributions paid		(1)	(2)
Others	30	4	(6)
Cumulative translation adjustment	(2)	(9)	(2)
Ending balance	$ 70	66	40
Current		2
Non-current		64	$ 40
Petros renegotiated pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Transfer due to split of Petros plan		7,652
Costs incurred in the period		191
Contributions paid		(87)
Payments related to the Term of Financial Commitment (TFC)		(72)
Cumulative translation adjustment		(1,060)
Ending balance		6,624
Current		270
Non-current		6,354
Petros nonrenegotiated pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Transfer due to split of Petros plan		3,206
Costs incurred in the period		59
Contributions paid		(27)
Payments related to the Term of Financial Commitment (TFC)		(29)
Cumulative translation adjustment		(442)
Ending balance		2,767
Current		111
Non-current		$ 2,656